Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$118,950,299.23	0.5448937	$106,997,191.23	0.4901383	$11,953,108.00
Total Securities	$118,950,299.23	0.1015541	$106,997,191.23	0.0913491	$11,953,108.00

Weighted Avg. Coupon (WAC)	4.73%		4.74%
Weighted Avg. Remaining Maturity (WARM)	19.57		18.74
Pool Receivables Balance	$147,740,621.06		$135,503,286.36
Remaining Number of Receivables	26,924		25,905

Adjusted Pool Balance	$145,067,353.13		$133,114,245.13

III. COLLECTIONS

Principal:
Principal Collections	$12,063,091.61
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$122,149.93
Total Principal Collections	$12,185,241.54

Interest:
Interest Collections	$580,466.18
Late Fees & Other Charges	$27,031.21
Interest on Repurchase Principal	$-
Total Interest Collections	$607,497.39

Collection Account Interest	$586.43
Reserve Account Interest	$358.83
Servicer Advances	$-

Total Collections	$12,793,684.19

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$12,793,684.19
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$12,793,684.19
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$123,117.18	$-	$123,117.18	$123,117.18
Collection Account Interest					$586.43
Late Fees & Other Charges					$27,031.21
Total due to Servicer					$150,734.82

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$161,574.16		$161,574.16

Total interest:		$161,574.16		$161,574.16	$161,574.16

Available Funds Remaining:					$12,481,375.21

3. Principal Distribution Amount:					$11,953,108.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,953,108.00
Class A Notes Total:		11,953,108.00		$11,953,108.00
Total Noteholders Principal				$11,953,108.00

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					528,267.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,673,267.93
Beginning Period Amount	$2,673,267.93
Current Period Amortization	$284,226.70
Ending Period Required Amount	$2,389,041.23
Ending Period Amount	$2,389,041.23
Next Distribution Date Required Amount	$2,122,788.62

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		18.00%	19.62%	19.62%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	47
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.27%	25,456	97.46%	$132,060,645.49
30 - 60 Days	1.39%	359	2.06%	$2,785,826.55
61 - 90 Days	0.28%	73	0.41%	$553,456.95
91 + Days	0.07%	17	0.08%	$103,357.37
		25,905		$135,503,286.36
Total
Delinquent Receivables 61 + days past due	0.35%	90	0.48%	$656,814.32
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	82	0.45%	$660,850.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	65	0.32%	$508,011.44
Three-Month Average Delinquency Ratio	0.29%		0.42%

Repossession in Current Period		21		$168,799.26
Repossession Inventory		40		$88,601.72

Charge-Offs
Gross Principal of Charge-Off for Current Period				$174,243.09
Recoveries				$(122,149.93)
Net Charge-offs for Current Period				$52,093.16

Beginning Pool Balance for Current Period				$147,740,621.06

Net Loss Ratio				0.42%
Net Loss Ratio for 1st Preceding Collection Period				-0.02%
Net Loss Ratio for 2nd Preceding Collection Period				-0.39%
Three-Month Average Net Loss Ratio for Current Period				0.00%

Cumulative Net Losses for All Periods				$8,635,726.59
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$664,154.66
Number of Extensions				85

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